Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 5,646	£ 2,941
Balance at end	5,645	5,646	£ 2,941
Net book value	5,645	5,646	2,941
Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	21,402	18,717	15,779
Acquisition		2,707	2,938
Disposal	(19)	(22)
Balance at end	21,383	21,402	18,717
Net book value	21,383	21,402	18,717
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	15,756	15,776	15,773
Amortisation charge for the year	1	2	3
Disposal	(19)	(22)
Balance at end	15,738	15,756	15,776
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	5,645	2,938
Balance at end	5,645	5,645	2,938
Net book value	5,645	5,645	2,938
Intangible assets under development [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	19,023	16,316	13,378
Acquisition		2,707	2,938
Disposal
Balance at end	19,023	19,023	16,316
Net book value	19,023	19,023	16,316
Intangible assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	13,378	13,378	13,378
Amortisation charge for the year
Disposal
Balance at end	13,378	13,378	13,378
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at end
Net book value
Goodwill [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,291	2,291	2,291
Acquisition
Disposal
Balance at end	2,291	2,291	2,291
Net book value	2,291	2,291	2,291
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,291	2,291	2,291
Amortisation charge for the year
Disposal
Balance at end	2,291	2,291	2,291
IT and website costs [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1	3
Balance at end		1	3
Net book value		1	3
IT and website costs [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	88	110	110
Acquisition
Disposal	(19)	(22)
Balance at end	69	88	110
Net book value	69	88	110
IT and website costs [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	87	107	104
Amortisation charge for the year	1	2	3
Disposal	(19)	(22)
Balance at end	£ 69	£ 87	£ 107